ASSETS HELD FOR SALE - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	6 Months Ended
	Apr. 30, 2018	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Gain on sale of assets			$ (106)	$ (281)
Assets and liabilities classified as held for sale | Industrial operations | Infrastructure Support Manufacturing Business
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Proceeds from sale of assets held for sale		$ 52	82
Gain on sale of assets		35	51
Assets and liabilities classified as held for sale | Business services | Real Estate Brokerage Services
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Proceeds from sale of assets held for sale			$ 55
Gain on sale of assets		$ 55
Proportion of ownership interest call option by associate in joint venture	33.00%